Income tax - Reconciliation of statutory corporate income tax rate to effective tax rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax
Statutory income tax rate	30.00%	30.00%	30.00%
Non-deductible expenses		0.28%	0.66%
Non-deductible expenses	(3.90%)
Unrecorded deferred taxes on tax losses	(14.55%)	0.09%
Foreign countries difference with Mexican statutory rate	(0.32%)	0.04%
Inflation of tax losses	1.50%	(0.01%)	(0.02%)
Amendment tax return effects and other tax adjustments	(0.31%)	(0.11%)	(0.42%)
Inflation on furniture, intangible and equipment	4.91%	(0.38%)	(0.34%)
Annual inflation adjustment	4.00%	(0.63%)	(0.23%)
Total effective tax rate	21.33%	29.28%	29.65%